Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5.  Property and Equipment

Property and equipment consisted of the following at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013

Equipment	$3,080,849	$2,161,715
Tools and molds	11,543	11,543
Leasehold improvements	85,711	82,848
Furniture and fixtures	95,083	93,518

Total property and equipment	3,273,186	2,349,624

Less accumulated depreciation and amortization	(2,403,882)	(2,080,006)

Property and equipment, net	$869,304	$269,618

Depreciation and amortization expense related to property and equipment totaled $323,876 and $692,489 for the years ended December 31, 2014 and 2013, respectively. Equipment includes the following amounts under leases at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013

Cost	$455,162	$—
Accumulated depreciation	—	—

Total	$455,162	$—